Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rising Dividends Fund, Inc.))	0 Months Ended
Feb. 28, 2013
S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
Russell 1000 Index
Average Annual Return:
1 Year	16.42%
5 Years	1.92%
10 Years	7.52%
Class A
Average Annual Return:
1 Year	6.19%
5 Years	0.02%
10 Years	7.10%
Inception Date	Apr. 30, 1980
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	5.62%
5 Years	(0.26%)
10 Years	5.85%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	4.01%
5 Years	(0.05%)
10 Years	5.78%
Class B
Average Annual Return:
1 Year	6.65%
5 Years	(0.06%)
10 Years	7.22%
Inception Date	Sep. 01, 1993
Class C
Average Annual Return:
1 Year	10.84%
5 Years	0.47%
10 Years	6.89%
Inception Date	Sep. 01, 1993
Class N
Average Annual Return:
1 Year	11.23%
5 Years	0.92%
10 Years	7.41%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	12.88%
5 Years	1.51%
10 Years	8.02%
Inception Date	Dec. 16, 1996